General Information - Schedule of Consolidated Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
NeoCyon, Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiary	NeoCyon, Inc.
Location	Korea
Ownership interest held by the Gravity (%)	98.73%	96.11%
Main business	Mobile game development and service
Gravity Interactive, Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiary	Gravity Interactive, Inc
Location	U.S.A.
Ownership interest held by the Gravity (%)	100.00%	100.00%
Main business	Online and mobile game services
Gravity Games Corp.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiary	Gravity Games Corp
Location	Korea
Ownership interest held by the Gravity (%)		85.50%
Main business	Online game development
Gravity Entertainment Corp.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiary	Gravity Entertainment Corp
Location	Japan
Ownership interest held by the Gravity (%)	100.00%	100.00%
Main business	Animation production, distribution, and game services
Gravity Communications Co.,Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiary	Gravity Communications Co.,Ltd.
Location	Taiwan
Ownership interest held by the Gravity (%)	100.00%
Main business	Online and mobile game services